MS P-1 01/14

SUPPLEMENT DATED JANUARY 2, 2014

TO THE CURRENTLY EFFECTIVE PROSPECTUS

 OF

Franklin Mutual Series Fund

(Mutual Beacon Fund, Mutual European Fund, Mutual Financial Services Fund, Mutual Global Discovery Fund, Mutual International Fund, Mutual Quest Fund, Mutual Shares Fund)

The prospectus is amended as follows:

I. For the Mutual Beacon Fund, the portfolio manager line-up in the “Fund Summary – Portfolio Managers” section on page 8 is revised to add the following:

AMAN GUPTA, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since January 2014.

II. For the Mutual Financial Services Fund, the portfolio manager line-up in the “Fund Summary – Portfolio Managers” section on page 40 is revised to add the following:

ANDREW DINNHAUPT, CFA   Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since January 2014.

III. For the “Fund Details – Management” section the portfolio manager line-up beginning on page 102 is revised as follows:

Management

The following individuals are jointly responsible for the day-to-day management of each of the named Funds. The portfolio manager for each Fund has primary responsibility for the investments of the Fund and has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. Each portfolio manager's authority is subject to the general supervision and oversight provided by the Chief Executive Officer of Franklin Mutual. The degree to which a portfolio manager may perform these functions, and the nature of these functions, may change from time to time. The assistant portfolio managers provide research and advice on the purchases and sales of individual securities and portfolio risk assessment.

Mutual Beacon Fund

CHRISTIAN CORREA   Co-Portfolio Manager

MANDANA HORMOZI   Co-Portfolio Manager

AMAN GUPTA Assistant Portfolio Manager

Mutual Global Discovery Fund

PETER A. LANGERMAN   Co-Portfolio Manager

PHILIPPE BRUGERE-TRELAT   Co-Portfolio Manager

TIMOTHY RANKIN   Co-Portfolio Manager

Mutual Quest Fund

SHAWN M. TUMULTY   Co-Portfolio Manager

KEITH LUH   Co-Portfolio Manager

Mutual Shares Fund

PETER A. LANGERMAN   Co-Portfolio Manager

F. DAVID SEGAL   Co-Portfolio Manager

DEBBIE TURNER   Assistant Portfolio Manager

Mutual Financial Services Fund

ANDREW SLEEMAN   Portfolio Manager

RICHARD CETLIN   Assistant Portfolio Manager

ANDREW DINNHAUPT Assistant Portfolio Manager

Mutual European Fund

PHILIPPE BRUGERE-TRELAT   Co-Portfolio Manager

KATRINA DUDLEY   Co-Portfolio Manager

Mutual International Fund

PHILIPPE BRUGERE-TRELAT   Co-Portfolio Manager

ANDREW SLEEMAN   Co-Portfolio Manager

RICHARD CETLIN   Portfolio Manager of Franklin Mutual

Mr. Cetlin has been a portfolio manager for Mutual Financial Services Fund since 2010. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments, he was a consultant for Asian Century Quest, a hedge fund focused on the Asian-Pacific region and as a senior vice president and senior analyst for U.S. banking and specialty finance at AllianceBernstein.

CHRISTIAN CORREA, CFA   Portfolio Manager of Franklin Mutual

Mr. Correa has been a lead portfolio manager for the Mutual Beacon Fund since 2007. He has been an analyst for Franklin Mutual since 2003, when he joined Franklin Templeton Investments.

ANDREW DINNHAUPT, CFA   Portfolio Manager of Franklin Mutual

Mr. Dinnhaupt has been a portfolio manager for Mutual Financial Services Fund since January 2014. He joined Franklin Templeton Investments in 2011. Prior to joining Franklin Templeton Investments, he was a portfolio manager and senior analyst covering the global financial services sector for RBC Capital Markets.

KATRINA DUDLEY, CFA   Portfolio Manager of Franklin Mutual

Ms. Dudley has been a portfolio manager for Mutual European Fund since 2007. She joined Franklin Templeton Investments in 2002.

AMAN GUPTA, CFA   Portfolio Manager of Franklin Mutual

Mr. Gupta has been a portfolio manager for Mutual Beacon Fund since January 2014. He joined Franklin Templeton Investments in 2010. Prior to joining Franklin Templeton Investments, he was a senior equity analyst and director at Evergreen Investments.

MANDANA HORMOZI   Portfolio Manager of Franklin Mutual

Ms. Hormozi has been a portfolio manager for Mutual Beacon Fund since 2009. She joined Franklin Templeton Investments in 2003.

PETER A. LANGERMAN   Chairman, President and Chief Executive Officer of Franklin Mutual

Mr. Langerman rejoined Franklin Templeton Investments in 2005 and assumed the duties of lead portfolio manager of the Mutual Shares Fund in 2005 and Mutual Global Discovery Fund in 2009. He joined Franklin Templeton Investments in 1996, serving in various capacities, including President and Chief Executive Officer of Franklin Mutual and member of the management team of the Funds, including Mutual Shares Fund, before leaving in 2002 and serving as director of New Jersey’s Division of Investment, overseeing employee pension funds. Between 1986 and 1996, he was employed at Heine Securities Corporation, the Funds’ former manager.

KEITH LUH, CFA   Portfolio Manager of Franklin Mutual

Mr. Luh has been a portfolio manager of the Mutual Quest Fund since 2010. He has been a portfolio manager for Franklin Mutual since 2009. He joined Franklin Templeton Investments in 2005.

TIMOTHY RANKIN, CFA   Portfolio Manager of Franklin Mutual

Mr. Rankin has been a portfolio manager for Mutual Global Discovery Fund since 2010 and assumed the duties of co-lead portfolio manager in January 2014. He rejoined Franklin Templeton Investments in June 2010. Prior to rejoining Franklin Templeton Investments, he was managing director of Blue Harbour Group, LLC, a private investment firm focused on small- and mid-cap North American companies. Previously, he worked at Franklin Templeton Investments from 1997 through 2004.

F. DAVID SEGAL, CFA   Portfolio Manager of Franklin Mutual

Mr. Segal has been a portfolio manager for Mutual Shares Fund since 2005 and assumed the duties of lead portfolio manager in 2007. He joined Franklin Templeton Investments in 2002.

ANDREW SLEEMAN, CFA   Portfolio Manager of Franklin Mutual

Mr. Sleeman has been a lead portfolio manager of the Mutual International Fund since inception and Mutual Financial Services Fund since 2009. He joined Franklin Templeton Investments in 2007.

PHILIPPE BRUGERE-TRELAT   Executive Vice President of Franklin Mutual

Mr. Brugere-Trelat has been a portfolio manager of the Mutual European Fund since 2004 and assumed the duties of lead portfolio manager in 2005 and a lead portfolio manager of the Mutual International Fund since inception and Mutual Global Discovery Fund since 2009. He has been a member of the management team of the Funds since 2004, when he rejoined Franklin Templeton Investments. Between 1984 and 1994, he was employed at Heine Securities Corporation, the Funds’ former manager.

SHAWN M. TUMULTY   Vice President of Franklin Mutual

Mr. Tumulty has been a portfolio manager for Mutual Quest Fund since 2003 and assumed the duties of lead portfolio manager in 2009. He joined Franklin Templeton Investments in 2000.

DEBBIE TURNER, CFA   Portfolio Manager of Franklin Mutual

Ms. Turner has been a portfolio manager for Mutual Shares Fund since 2001. She joined Franklin Templeton Investments in 1996. Between 1993 and 1996, she was employed at Heine Securities Corporation, the Funds’ former manager.

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